--------------------------------------------------------------------------------
CALIFORNIA
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                           212-830-5200
================================================================================







Dear Shareholder:



We are pleased to present the annual report of California Daily Tax Free Income Fund, Inc. for the year ended December 31, 1998.

The Fund had net assets of $240,105,544 and 766 active shareholders as of December 31, 1998.

Thank you for your support and we look forward to continuing to serve your cash management needs.



Sincerely,




\s\Steven W. Duff



Steven W. Duff
President
















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 1998
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's  & Poor's
   ------                                                                         ----      -----       ------     -------  --------
Other Tax Exempt Investments (19.98%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 4,000,000   Berkley Unified School District TRAN - 1998                       06/30/99    3.52%   $  4,008,053             SP-1+
  10,000,000   City of Ontario
               (San Bernadino County, CA) TRAN - Series 1997                     06/30/99    3.50      10,004,668             SP-1+
   4,700,000   City of Placentia, Orange County, CA TRAN - Series 1998 (c)       07/20/99    3.57       4,709,284
   1,352,000   Eureka, CA Housing Authority (Eureka Senior Housing & Bayville) (c)
               LOC Federal Home Loan Bank                                        07/01/99    3.85       1,352,000
  10,000,000   Oakland, CA TRAN                                                  09/30/99    3.13      10,077,810     MIG-1   SP-1+
   3,260,000   Riverside County, CA Val Verde Unified School District            10/26/99    2.99       3,261,770             SP-1+
   2,500,000   Stanislaus County Office of Education TRAN - Series 1998          07/30/99    3.60       2,511,601             SP-1+
  12,000,000   State of California RAN 1998-1999                                 06/30/99    3.12      12,048,259     MIG-1    A1+
------------                                                                                         ------------
  47,812,000   Total Other Tax Exempt Investments                                                      47,973,445
------------                                                                                         ------------
Other Variable Rate Demand Instruments (b) (65.03%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,700,000   Association for Bay Area Government Nonprofit Corporation, CA
               LOC Banque Nationale de Paris                                     10/01/27    5.15%      1,700,000              A1
  15,000,000   California Community College Trust Receipts - Series 1998F        09/30/99    3.95      15,000,000              A1+
   3,500,000   California EDFA (Fricke-Parks Press, Inc. Project)
               LOC US Bank, N.A.                                                 05/01/23    3.85       3,500,000              A1
   1,500,000   California EDFA IDRB
               (Kuhnash Properties/Arkay Plastics Project) (c)
               LOC PNC Bank, N.A.                                                04/01/17    3.90       1,500,000
     400,000   California HEFA (Sutter Health) - Series 1990B
               LOC Morgan Guaranty Trust Company                                 03/01/20    5.10         400,000    VMIG-1    A1+
   5,300,000   California PCFA (Southern California Edison)                      02/28/08    5.20       5,300,000    VMIG-1    A1
   1,500,000   California PCRB (Pacific Gas & Electric)
               LOC Rabobank Nederland                                            12/01/16    4.00       1,500,000              A1+
   2,500,000   California State EDFA IDRB (Sierra Mission Project)
               LOC US National Bank of Oregon                                    08/01/27    5.15       2,500,000              A1
   2,000,000   California State EDFA IDRB
               (Standard Abrasives Manufacturing Project)
               LOC Bank of America                                               03/01/23    3.85       2,000,000              A1+
   2,000,000   California Statewide Communities Development (Karcher Properties)
               LOC Bayerische HypoVereins Bank, A.G.                             12/01/19    3.85       2,000,000    VMIG-1
   5,000,000   California Statewide Communities Development Authority COPS
               (North California Retired Officers Community) - Series 1996
               LOC Dresdner Bank                                                 06/01/26    5.05       5,000,000    VMIG-1
   1,200,000   Carlsbad, CA MHRB (La Costa Apartments Project) - Series A
               LOC Bank of America                                               06/01/11    3.45       1,200,000    VMIG-1

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's  & Poor's
   ------                                                                         ----      -----       ------     -------  --------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 6,600,000   City of Anaheim, CA COPS (1993 Refunding Projects)
               AMBAC Insured                                                    08/01/19     3.65%  $  6,600,000    VMIG-1   A1+
   1,000,000   City of Freemont, CA COPS
               (Family Resource Center Finance Project)
               LOC Kredietbank                                                  08/01/28     3.75      1,000,000             A1+
   2,945,000   City of Freemont, CA MHRB (Mission Wells Project) - Series 1985E
               LOC Bayerische Landesbank Girozentrale                           09/01/14     3.70      2,945,000             A1+
   2,500,000   City of Hemet, CA MHRB
               (Sunwest Resort Village Project) - Series 1986B
               LOC Federal Home Loan Bank                                       07/01/06     3.85      2,500,000             A1+
     800,000   City of Irvine, CA Limited Obligation Improvement Bond
               (Oak Creek Project) - Series 1997
               LOC Canadian Imperial Bank of Commerce                           09/02/22     5.10        800,000    VMIG-1   A1+
   2,240,000   City of Los Angeles, CA IDRB
               (Cereal Food Processors, Inc. Project) - Series 1995
               LOC Commerce Bank N.A.                                           12/01/05     4.05      2,240,000             A1
   1,500,000   City of San Jose, CA MHRB
               (Siena at Renaissance Square Apartments) - Series 1996A
               LOC Key Bank                                                     12/01/29     4.00      1,500,000    VMIG-1
   2,000,000   Clipper, CA Tax Exempt Trust COPS - Series 1996-1 Class A
               MBIA Insured                                                     07/04/00     4.00      2,000,000      Aaa    AAA
   6,400,000   County of Contra Costa, CA MHRB
               (Riverside Apartments Project) - Series 1992
               Fannie Mae Collateralized                                        11/15/22     3.85      6,400,000             A1+
   1,000,000   County of Kings, CA MHRB
               (Edgewater Isle Apartments) - Series 1996A
               LOC Wells Fargo Bank, N.A.                                       06/01/07     3.75      1,000,000    VMIG-1
   1,675,000   County of Santa Clara, CA MHRB
               (Grove Garden Apartments) - Series 1997A
               Fannie Mae Collateralized                                        02/15/27     3.80      1,675,000             A1+
   1,400,000   Fullerton, CA IDA RB (PCL Packaging Inc. Project) - Series 1984
               LOC Bank of Nova Scotia                                          12/01/04     3.65      1,400,000             A1+
   6,000,000   Hayward, CA MHRB (Barrington Hills - A)
               Fannie Mae Collateralized                                        06/15/25     3.85      6,000,000             A1+
   1,500,000   Housing Authority of the County of Los Angeles MHRB
               (Malibu Meadows Project) - Series 1998B
               Fannie Mae Collateralized                                        04/15/28     3.80      1,500,000             A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1998
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's  & Poor's
   ------                                                                         ----      -----       ------     -------  --------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $2,000,000    Housing Authority of Riverside County
               (Amanda Park Apartment Project)
               LOC Freddie Mac                                                   01/15/29     3.60%  $ 2,000,000    VMIG-1
  1,000,000    Irwindale, CA IDRB
               (TOYS R'US, Inc. Project) - Series 1984 (c)
               LOC Bankers Trust Company                                         12/01/19     4.12     1,000,000
  1,900,000    Irvine California Public Facility
               (Infrastructure Authority Lease Capital)
               LOC Bayerische HypoVereins Bank, A.G.                             11/01/10     3.70     1,900,000    VMIG-1
  2,000,000    Irvine Ranch Water District, CA #'s 105, 140, 240, & 250
               LOC Commerzbank A.G.                                              01/01/21     5.10     2,000,000    VMIG-1   A1+
  1,000,000    Los Angeles, CA Regional Improvement Authority
               (Los Angeles International Airport)
               LOC Wachovia Bank, N.A.                                           12/01/24     4.85     1,000,000      P1
  3,000,000    Los Angeles County, CA HFA MHRB
               (Sand Canyon Ranch Project) - Series 1985F
               LOC Citibank, N.A.                                                11/01/06     3.50     3,000,000             A1+
  2,500,000    Los Angeles County, CA IDA (P&C Poultry Distributors) (c)
               LOC Comerica Bank                                                 06/01/23     4.20     2,500,000
  3,000,000    Los Angeles International Airport Improvement Corporation
               LOC Societe Generale                                              12/01/25     4.85     3,000,000             A1+
  6,700,000    Oakland, CA Joint Powers Financing Authority
               (Lease Revenues) - Series A-1
               FSA Insured                                                       08/01/21     3.90     6,700,000    VMIG-1   A1+
  1,000,000    Orange County, CA (Radnor/Aragon Corporation)
               LOC Toronto-Dominion Bank                                         08/01/19     4.12     1,000,000      P1
  5,765,000    Orange County, CA Reset Option Certificates
               Local Transporatation - Series 1998-28
               MBIA Insured                                                      08/05/08     4.00     5,765,000             A1+
  1,000,000    Orange County, CA Sanitation District COPS
               FGIC Insured                                                      08/01/17     5.00     1,000,000    VMIG-1   A1+
  2,500,000    Otay, CA Water District COPS - Series 1996
               LOC Landesbank Hessen                                             09/01/26     3.90     2,500,000    VMIG-1   A1+
    305,000    Oxnard, CA
               (Channel Island Business Center Project) - Series 1985
               LOC Wells Fargo Bank, N.A.                                        07/01/05     3.87       305,000    VMIG-1
  4,500,000    Rohnert Park, CA MHRB
               (Crossbrook Apartments Project) - Series 1995A
               Fannie Mae Collateralized                                         06/15/25     3.85     4,500,000             A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date       Yield      (Note 1)   Moody's  & Poor's
   ------                                                                         ----       -----       ------    -------  --------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 9,000,000   Sacramento County, CA MHRB
               (Crossbrook Apartments Project) - Series 1992A
               LOC General Electric Capital Corporation                          12/01/22    4.10%  $  9,000,000            A1+
   1,900,000   San Bernadino County, CA COPS
               (County Center Refinancing Project) - Series 1996
               LOC Canadian Imperial Bank of Commerce                            07/01/15    3.75      1,900,000   VMIG-1   A1+
   2,000,000   San Diego, CA MHRB (University Town Center Apartment)
               LOC Bank of America                                               10/01/15    3.70      2,000,000   VMIG-1
   3,000,000   Santa Clara County, CA Transit District - Series 1985A
               AMBAC Insured                                                     06/01/15    3.60      3,000,000            AAA
   2,000,000   Southern California Public Power Authority RB
               (Southern Transmission Project) - Series 1996B
               FSA Insured                                                       07/01/23    3.80      2,000,000   VMIG-1   A1+
   4,800,000   Southern California Public Power Authority RB
               (Public Power Transmission Project) - Series 1991
               AMBAC Insured                                                     07/01/19    3.65      4,800,000   VMIG-1   A1+
   3,000,000   State of California GO RB
               MBIA Insured                                                      09/01/21    4.00      3,000,000            A1+
   1,500,000   The City of Los Angeles MHRB
               (Coral Wood County Project) - Series 1995D
               LOC Union Bank of California                                      11/01/25    4.65      1,500,000   VMIG-1
   2,990,000   The City of Los Angeles MHRB
               (Orangewood County Project) - Series 1995C
               LOC Union Bank of California                                      11/01/25    4.65      2,990,000   VMIG-1
   3,115,000   Town of Windsor MHRB (Oakmount at Windsor Project) - Series A
               LOC Banque Paribas                                                08/01/25    4.30      3,115,000            A1
     900,000   Tustin, CA Improvement Bond Act 1915
               (Reassessment District No. 95-2-A)
               LOC Kredietbank                                                   09/02/13    5.10        900,000   VMIG-1   A1+
   2,500,000   Visalia, CA IDRB (Savannah Foods) (c)
               LOC Suntrust Bank                                                 06/01/05    4.00      2,500,000
   1,000,000   West Basin Municipal Water District ADR COPS
               (Recycled Water Project-Phase II) - Series 1997C
               LOC Bayerische HypoVereins Bank, A.G.                             08/01/27    3.60      1,000,000   VMIG-1
   1,100,000   Western Riverside County
               Regional Wastewater Authority RB - Series 1996
               LOC National Westminster Bank PLC                                 04/01/28    5.10      1,100,000   VMIG-1   A1+
------------                                                                                        ------------
 156,135,000   Total Other Variable Rate Demand Instruments                                          156,135,000
------------                                                                                        ------------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1998
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's  & Poor's
   ------                                                                         ----      -----       ------     -------  --------
Put Bonds (d) (1.98%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,000,000   California HFA Single Family Variable Rate Bonds II - Series 1998B
               FGIC Insured                                                      04/01/99     3.60%  $  1,000,000   VMIG-1   A1+
   3,745,000   California PCFA PCR (Chevron USA Incorporated Project) (c)        11/15/99     3.10      3,745,000
-----------                                                                                          ------------
   4,745,000   Total Put Bonds                                                                          4,745,000
-----------                                                                                          ------------
Tax Exempt Commercial Paper (8.04%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 4,000,000   California PCR (Southern California Edison) - Series B            03/10/99     3.00%  $  4,000,000     P1     A1
   2,000,000   California PCR (Southern California Edison) - Series E
               LOC Morgan Guaranty Trust Company                                 02/11/99     3.00      2,000,000            A1+
   4,300,000   City of Los Angeles, CA Department of Water & Power
               LOC Bank of Nova Scotia/Toronto-Dominion Bank                     03/08/99     2.80      4,300,000     P1     A1+
   5,000,000   San Francisco Bay Area Transit
               LOC United Bank of Switzerland                                    04/06/99     2.70      5,000,000     P1     A1+
   3,000,000   The City of Long Beach Harbor Department - Series A               03/09/99     2.95      3,000,000     P1     A1+
   1,000,000   The Regents of the University of California - Series A            02/17/99     2.80      1,000,000     P1     A1+
 -----------                                                                                         ------------
  19,300,000   Total Tax Exempt Commercial Paper                                                       19,300,000
 -----------                                                                                         ------------
Variable Rate Demand Instruments - Private Placements (3.82%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 3,625,000   Gene E. Lynn Nursing Home (c)
               LOC Bank of America                                               12/01/15     5.48%  $  3,625,000
   1,742,000   IDA County Riverside, CA IDRB (National RV Incorporated Project)
               LOC Union Bank of California                                      12/01/03     4.65      1,742,000     P1     A1+
   2,350,000   Kent Trust Project - Series 84B (c)
               LOC Comerica Bank                                                 12/01/14     3.87      2,350,000
   1,465,000   Nob Hill Venture (City of Morgan Hill) - Series 84 (c)
               LOC Wells Fargo Bank, N.A.                                        12/01/09     3.87      1,465,000
 -----------                                                                                         ------------
   9,182,000   Total Variable Rate Demand Instruments - Private Placements                              9,182,000
 -----------                                                                                         ------------
               Total Investments (98.85%) (Cost $237,335,445+)                                       $237,335,445
               Cash and other assets in excess of liabilities (1.15%)                                   2,770,099
                                                                                                     ------------
               Net Assets (100.00%)                                                                  $240,105,544
                                                                                                     ============
               Net Asset Value, offering and redemption price per share:
               Class A Shares, 209,929,765 Shares Outstanding (Note 3)                               $       1.00
                                                                                                     ============
               Class B Shares,   30,191,391 Shares Outstanding (Note 3)                              $       1.00
                                                                                                     ============

               +   Aggregate cost for federal income tax purposes is identical.


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================



FOOTNOTES:


(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Securities that are not rated which the Funds Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(d)  The maturity date indicated is the next put date.

KEY:
      ADR      =  Adjustable Rates                            IDRB     =  Industrial Development Revenue Bond
      AMBAC    =  American Municipal Bond Assurance           LOC      =  Letter of Credit
      COPS     =  Certificates of Participations              MBIA     =  Municipal Bond Insurance Association
      EDFA     =  Economic Development Finance Authority      MHRB     =  Multi-Family Housing Revenue Bond
      FGIC     =  Financial Guaranteed Insurance Company      PCFA     =  Pollution Control Finance Authority
      FSA      =  Financial Securities Assurance              PCRB     =  Pollution Control Revenue Bond
      GO       =  General Obligation                          PCR      =  Pollution Control Revenue
      HEFA     =  Health & Educational Facility Authority     RB       =  Revenue Bond
      HFA      =  Housing Finance Agency                      RAN      =  Revenue Anticipation Note
      IDA      =  Industrial Development Authority            TRAN     =  Tax and Revenue Anticipation Note







--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1998
================================================================================







INVESTMENT INCOME

 Income:
   Interest......................................................................      $         8,054,069
                                                                                        ------------------
 Expenses: (Note 2)
    Investment management fee....................................................                  729,716
    Administration fee...........................................................                  510,801
    Shareholder servicing fee....................................................                  428,343
    Custodian expenses...........................................................                   20,357
    Shareholder servicing and related shareholder expenses.......................                  188,701
    Legal, compliance and filing fees............................................                   83,660
    Audit and accounting.........................................................                   85,840
    Directors' fees..............................................................                    9,040
    Other........................................................................                   17,345
                                                                                        ------------------
        Total expenses...........................................................                2,073,803
        Less: Fees waived (Note 2)...............................................      (            21,472)
              Expenses paid indirectly (Note 2)..................................      (             1,993)
                                                                                        ------------------
        Net expenses.............................................................                2,050,338
                                                                                        ------------------
 Net investment income...........................................................                6,003,731
                                                                                        ------------------


REALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments.........................................                  -0-
                                                                                        ------------------
 Increase in net assets from operations..........................................      $         6,003,731
                                                                                        ------------------





--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1998 AND 1997
================================================================================




                                                                            1998                         1997
                                                                       ---------------             ----------------
INCREASE (DECREASE) IN NET ASSETS

 Operations:
     Net investment income......................................      $      6,003,731            $       6,492,545
     Net realized gain (loss) on investments....................              -0-                         -0-
                                                                       ---------------             ----------------
 Increase in net assets from operations.........................             6,003,731                    6,492,545


 Dividends to shareholders from net investment income:
     Class A....................................................      (      5,213,015)*          (       6,161,959)*
     Class B....................................................      (        790,716)*          (         330,586)*
 Capital share transactions (Note 3):
     Class A....................................................            27,262,242            (      23,295,068)
     Class B....................................................            15,026,919                   11,728,628
                                                                       ---------------             ----------------
     Total increase (decrease)..................................            42,289,161            (      11,566,440)
 Net assets:
     Beginning of year..........................................           197,816,383                  209,382,823
                                                                       ---------------             ----------------
     End of year................................................      $    240,105,544            $     197,816,383
                                                                       ===============             ================


 * Designated as exempt-interest dividends for federal income tax purposes.













--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
================================================================================
1. Summary of Accounting Policies.
California Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class Specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution for Class B shares commenced on October 9, 1996 and all Fund shares outstanding before October 9, 1996 were designated as Class A shares. The Fund is a short-term, tax exempt money market Fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates
Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, L.P. (Manager) at the annual rate of .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.


--------------------------------------------------------------------------------

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================================================================================
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).
Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the year ended December 31, 1998, the Manager voluntarily waived management fees of $21,472.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $111,948 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as servicing agent for the Fund.

Included in the Statement of Operations under the caption "Custodian expenses" are expense offsets of $1,993.

3. Capital Stock.
At December 31, 1998, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $240,121,156. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                     Year                               Year
Class A                                              Ended                              Ended
-------                                        December 31, 1998                  December 31, 1997
                                               -----------------                  -----------------
 Sold...................................            453,337,599                        399,357,386
 Issued on reinvestment of dividends....              3,740,509                          5,069,582
 Redeemed...............................         (  429,815,866)                    (  427,722,036)
                                                  -------------                      -------------
 Net increase (decrease)................             27,262,242                     (   23,295,068)
                                                  =============                      =============

                                                     Year                               Year
Class B                                              Ended                              Ended
-------                                        December 31, 1998                  December 31, 1997
                                               -----------------                  -----------------
 Sold...................................            143,875,423                        118,418,604
 Issued on reinvestment of dividends....                699,564                            301,856
 Redeemed...............................         (  129,548,068)                    (  106,991,832)
                                                  -------------                      -------------
 Net increase (decrease)................             15,026,919                         11,728,628
                                                  =============                      =============

4. Sales of Securities.
Accumulated undistributed realized losses at December 31, 1998 amounted to $15,612. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire December 31, 1999 through December 31, 2002.

5. Concentration of Credit Risk.
The Fund invests primarily in obligations of political subdivisions of the State of California and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 39% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

6.       Financial Highlights.
                                                                          Year Ended December 31,
                                                  ------------------------------------------------------------------
Class A
-------                                               1998         1997         1996          1995         1994
                                                    --------     --------     --------      --------     --------
 Per Share Operating Performance:
 (for a share outstanding throughout the year)
 Net asset value, beginning of year..........       $  1.00      $  1.00      $  1.00       $  1.00      $  1.00
                                                    --------     --------     --------      --------     --------
 Income from investment operations:
     Net investment income...................          0.025        0.028        0.027         0.032        0.024
 Less distributions:
     Dividends from net investment income....       (  0.025)    (  0.028)    (  0.027)     (  0.032)    (  0.024)
                                                    --------     --------     --------      --------     --------
 Net asset value, end of year................       $  1. 00     $  1.00      $  1.00       $  1.00      $  1.00
                                                    ========     ========     ========      ========     ========
 Total Return................................          2.48%        2.84%        2.76%         3.28%        2.45%
 Ratios/Supplemental Data
 Net assets, end of year (000)...............       $209,916     $182,653     $205,947      $171,808     $105,120
 Ratios to average net assets:
     Expenses (net of fees waived)+..........          0.88%        0.82%        0.75%         0.67%        0.56%
     Net investment income...................          2.43%        2.80%        2.73%         3.24%        2.40%
     Management fees waived..................          0.01%        0.05%        0.08%         0.22%        0.28%
     Expense offsets.........................         --           --            0.01%         0.01%       --

                                                           Year Ended
Class B                                                    December 31,                       October 9, 1996
------                                              -------------------------            (Commencement of Sales) to
                                                      1998              1997                December 31, 1996
                                                    ---------       ---------               ------------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period........       $   1.00        $   1.00                     $  1.00
                                                    ---------       ---------                    --------
 Income from investment operations:
     Net investment income...................           0.027           0.030                       0.004
 Less distributions:
     Dividends from net investment income           (   0.027)      (   0.030)                   (  0.004)
                                                    ---------       ---------                    --------
 Net asset value, end of period..............       $   1.00        $   1.00                     $  1.00
                                                    =========       =========                    ========
 Total Return................................           2.76%           3.08%                       3.08%*
 Ratios/Supplemental Data
 Net assets, end of period (000).............       $ 30,190        $  15,163                    $  3,436
 Ratios to average net assets:
     Expenses (net of fees waived)+..........           0.60%           0.58%                       0.56%*
     Net investment income...................           2.72%           3.10%                       3.09%*
     Management fees waived..................           0.01%           0.05%                       0.06%*
     Expense offsets.........................          --                --                         0.01%*
 * Annualized
 + Includes expense offsets


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
INDEPENDENT AUDITOR'S REPORT

================================================================================


The Board of Directors and Shareholders
California Daily Tax Free Income Fund, Inc.


We have audited the accompanying statement of net assets of California Daily Tax Free Income Fund, Inc. as of December 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Daily Tax Free Income Fund, Inc. as of December 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.



                                             \s\McGladrey & Pullen, LLP



New York, New York
January 29, 1999





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

--------------------------------------------------------------------------------












                                   CALIFORNIA
                                   DAILY
                                   TAX FREE
                                   INCOME
                                   FUND, INC.














                                          Annual Report
                                        December 31, 1998










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------











------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------


California Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent &
Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020







CAL1298AN
--------------------------------------------------------------------------------